Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill.
Goodwill, at cost, beginning balance		$ 10,244
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	10,670	10,226
Goodwill acquired during the year	9	525	2,895
Goodwill allocated to disposals	(234)	(11)
Exchange rate differences	(392)	(70)
Goodwill at the closing balance	10,053	10,670	10,226
Goodwill, at cost, ending balance			10,244
Thomas & Betts
Goodwill.
Goodwill at the closing balance			2,649
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		3,420
Goodwill at the opening balance	3,914	3,420
Goodwill acquired during the year	(52)	485
Goodwill allocated to disposals		(9)
Exchange rate differences		18
Exchange rate differences and other	(92)
Goodwill at the closing balance	3,770	3,914
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		3,147
Goodwill at the opening balance	3,059	3,147
Goodwill acquired during the year	1	(45)
Goodwill allocated to disposals	(181)
Exchange rate differences		(43)
Exchange rate differences and other	(172)
Goodwill at the closing balance	2,707	3,059
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,140
Goodwill at the opening balance	1,229	1,140
Goodwill acquired during the year	24	85
Goodwill allocated to disposals	(19)	(2)
Exchange rate differences		6
Exchange rate differences and other	(60)
Goodwill at the closing balance	1,174	1,229
Power Products
Goodwill.
Goodwill, at cost, beginning balance		734
Goodwill at the opening balance	736	734
Goodwill acquired during the year	9
Exchange rate differences		2
Exchange rate differences and other	(25)
Goodwill at the closing balance	720	736
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		1,762
Goodwill at the opening balance	1,709	1,762
Goodwill allocated to disposals	(7)
Exchange rate differences		(53)
Exchange rate differences and other	(42)
Goodwill at the closing balance	1,660	1,709
Corporate and Other
Goodwill.
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	23
Goodwill acquired during the year	27
Goodwill allocated to disposals	(27)
Exchange rate differences and other	(1)
Goodwill at the closing balance	22		23
Goodwill, at cost, ending balance			$ 41